Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 27, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Cash flows from operating activities:
Net income	$ (6.2)	$ 33.6	$ 75.2	$ 150.5	$ 290.3	$ 229.1
Adjustments to reconcile Net income to Net cash provided by operating activities:
Depreciation and amortization	11.6	62.5	70.2	129.4	139.4	145.5
Amortization of other assets	11.6	47.0	0	0	0
Amortization of debt market value adjustments		(9.5)	0
Deferred income taxes	0.1	(3.1)	37.5	65.5	59.9	201.6
Charge for early redemption of debt	0		15.3	15.3	0	0
Changes in certain assets and liabilities:
Accounts receivable	(12.3)	9.6	19.5	14.6	(1.5)	39.3
Inventories	(2.5)	(1.2)	1.2	(11.5)	10.4	(20.6)
Prepaid taxes	0.6	0.3	(20.7)	7.1	(9.0)	0
Taxes applicable to subsequent years	(71.2)	40.7	31.8	58.4	(4.1)	(1.5)
Deferred regulatory costs, net	0.1	0.1	8.9	(14.4)	21.8	(23.6)
Accounts payable	6.6	7.9	(5.9)	(0.6)	17.8	(65.0)
Accrued taxes payable	78.5	(50.6)	(33.4)	(58.6)	1.2	(2.4)
Accrued interest payable	6.4	1.5	2.0	(8.1)	(5.1)	(1.5)
Pension, retiree and other benefits	10.2	4.6	(42.7)	(34.2)	(58.2)	15.2
Unamortized investment tax credit	(0.2)	(0.1)	(1.4)	(2.3)	(2.8)	(2.8)
Insurance and claims costs	(0.1)		3.7	4.3	(6.1)	(1.4)
Other deferred debits, DPL stock held in trust	(26.9)			0	0	0
Other	(7.2)	(0.2)	23.9	10.1	10.2	12.8
Net cash provided by operating activities	(0.9)	143.1	185.1	325.5	464.2	524.7
Cash flows from investing activities:
Capital expenditures	(30.5)	(110.5)	(91.4)	(174.2)	(152.7)	(172.3)
Proceeds from sale of property - other	0			0	0	1.2
Purchase of MC Squared	0		(8.2)	(8.3)	0
Purchases of short-term investments and securities	0		(1.7)	(1.7)	(86.4)	(20.7)
Sales of short-term investments and securities	0		70.9	70.9	17.1	25.7
Other	(0.4)		1.8	1.5	1.4	1.4
Net cash used for investing activities	(30.9)	(110.5)	(28.6)	(111.8)	(220.6)	(164.7)
Cash flows from financing activities:
Dividends paid on common stock	(63.0)	(45.0)	(76.4)	(113.0)	(139.7)	(128.8)
Payment to former warrant holders		(9.0)	0
Proceeds from liquidation of DPL stock, held in trust	26.9			0	0
Early redemption of Capital Trust II debt	0		(122.0)	(122.0)	0	(52.4)
Premium paid for early redemption of debt	0		(12.2)	(12.2)	0	(3.7)
Payment of MC Squared debt	0		(13.5)	(13.5)	0
Payment of long-term debt	0	(0.1)	0	(297.5)	0	(175.0)
Issuance of long-term debt	125.0			300.0	0
Withdrawals from revolving credit facilities	0		50.0	50.0	0	260.0
Repayments of borrowings from revolving credit facilities	0		(50.0)	(50.0)	0	(260.0)
Contributions to additional paid-in capital from parent		0.3	0
Withdrawal of restricted funds held in trust, net	0			0	0	14.5
Repurchase of DPL common stock	0			0	(56.4)	(64.4)
Repurchase of warrants	0			0	0	(25.2)
Exercise of stock options	0		1.4	1.6	1.4	9.0
Exercise of warrants	0		14.7	14.7	0	77.7
Tax impact related to exercise of stock options	0		0.3	1.4	0.2	0.7
Net cash used for financing activities	88.9	(53.8)	(207.7)	(240.5)	(194.5)	(347.6)
Cash and cash equivalents:
Net change	57.1	(21.2)	(51.2)	(26.8)	49.1	12.4
Assumption of cash aquisition	19.2			0	0
Balance at beginning of period		173.5	124.0	124.0	74.9	62.5
Cash and cash equivalents at end of period	173.5	152.3	72.8	97.2	124.0	74.9
Supplemental cash flow information:
Interest paid, net of amounts capitalized	6.0	66.7	30.3	62.0	77.1	84.3
Income taxes paid, net	0	21.6	24.7	25.6	87.1	(94.6)
Assumption of debit with acquisition	1,250.0			0	0	0
Non-cash financing and investing activities:
Accruals for capital expenditures	7.6	25.3	22.6	18.9	23.2	20.8
Long-term liability incurred for purchase of assets	$ 0		$ 18.7	$ 18.7	$ 0